SUBSEQUENT EVENT (Details) (Subsequent Event, CAD) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Dec. 31, 2014	Apr. 30, 2015
Dividends Payable, Amount Per Share	0.09	0.05
Canadian crude oil properties
Proceeds from Sale of Productive Assets	182